Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Components of Inventories
	December 31,
	2013	2012

Current
Copper-gold concentrate	$544,183	$-
Run-of-mine copper-gold stockpiles	5,206	-
Coal stockpiles	7,244	19,284
Materials and supplies	294,781	309,569

	$851,414	$328,853

Noncurrent
Run-of-mine copper-gold stockpiles	$130,342	$67,897